CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES - Trust arrangement for 2029 Notes (Details) ¥ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2024 CNY (¥) ¥ / shares	Apr. 30, 2023 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) ¥ / shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Total consideration received			¥ 3,679,902,000	$ 504,145	¥ 4,726,048,000
2029 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Minimum purchase price of note by trust | ¥ / shares	¥ 103	¥ 105
Amount in excess of earnings shared	¥ 103,000,000	¥ 105,000
Issue amount of notes to third parties		¥ 5,500,000,000
Percentage of commission		19.00%
Amount in excess of earnings for each note, eligible for commission | ¥ / shares		¥ 105
Financial liabilities recorded at fair value			2,706,000,000		¥ 668
Gain from change in fair value of the financial liabilities			¥ 35,000,000
Average selling price of note | ¥ / shares			¥ 102.9		¥ 107
Total consideration received			¥ 3,680,000,000		¥ 226,000,000
Amortized cost			8,606		4,785,000,000
Issuance costs			¥ 5,500,000
Amount of profit distributions due					¥ 1,000,000
2029 Convertible Notes | Paker
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Percentage of sharing ratio in the form of dividends of the Trusts	65.00%	81.00%
2029 Convertible Notes | Financial Institutions
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Percentage of sharing ratio in the form of dividends of the Trusts	35.00%	19.00%